Monthly Noteholder's Statement

GE Capital Credit Card Master Note Trust

Series 2013-1

Class A 1.3500% Notes

Class B 1.6900% Notes

Class C 1.9400% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2013-1 Indenture Supplement (the "Indenture Supplement"), dated as of March 26, 2013, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2013-1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of April 15, 2014, and with respect to the performance of the Trust during the Monthly Period ended March 21, 2014 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	03/31/2014
Monthly Period Beginning:	02/22/2014
Monthly Period Ending:	03/21/2014
Previous Payment Date:	03/17/2014
Payment Date:	04/15/2014
Interest Period Beginning:	03/17/2014
Interest Period Ending:	04/14/2014
Days in Monthly Period:	28
Days in Interest Period:	29
Is there a Reset Date?	Yes
Reset Date #1:	03/05/2014

I. Trust Receivables Information

a.	Number of Accounts Beginning				29,183,658
b.	Number of Accounts Ending				28,701,755
c.	Average Accounts Balance (q / b)				594.42

d.	BOP Principal Receivables				17,481,965,374.54
e.	BOP Finance Charge Receivables				959,943,905.81
f.	BOP Total Receivables				18,441,909,280.35

g.	Increase in Principal Receivables from Additional Accounts				0.00
h.	Increase in Principal Activity on Existing Securitized Accounts				1,853,267,343.70
i.	Increase in Finance Charge Receivables from Additional Accounts				0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts				346,612,188.79
k.	Increase in Total Receivables				2,199,879,532.49

l.	Decrease in Principal Receivables due to Account Removal				0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts				2,274,201,172.37
n.	Decrease in Finance Charge Receivables due to Account Removal				0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts				407,500,560.35
p.	Decrease in Total Receivables				2,681,701,732.72

q.	EOP Aggregate Principal Receivables				17,061,031,545.87
r.	EOP Finance Charge Receivables				899,055,534.25
s.	EOP Total Receivables				17,960,087,080.12

t.	Excess Funding Account Balance				0.00

u.	Required Principal Balance				14,279,154,612.68
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)				938,356,735.02
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.d.ii+II.a.ii+II.b.ii+II.b.iii))				2,781,876,933.19

II. Investor Information (Sum of all Series, excluding new issuances and additional draws subsequent to end of the Monthly Period)

a.	Note Principal Balance
	i.	Beginning of Interest Period			13,577,542,932.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws			56,689,062.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired			39,388,400.00
	iv.	As of Payment Date			13,594,843,594.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period			698,812,220.68
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture			(14,501,202.00)
	iii.	Increase in Excess Collateral Amount due to New Issuance			0.00
	iv.	Reductions in Required Excess Collateral Amount			0.00
	v.	Increase in Unreimbursed Investor Charge-Off			0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off			0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections			0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections			0.00
	ix.	As of Payment Date			684,311,018.68

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period			14,276,355,152.68
	ii.	Beginning of Interest Period			14,276,355,152.68
	iii.	As of Payment Date			14,279,154,612.68

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current			27.7039%
	ii.	Prior Monthly Period			29.5181%
	iii.	Two Months Prior Monthly Period			27.2869%
	iv.	Three-Month Average			28.1697%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current			12.4349%
	ii.	Prior Monthly Period			13.2661%
	iii.	Two Months Prior Monthly Period			13.6924%
	iv.	Three-Month Average			13.1311%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current			6.6876%
	ii.	Prior Monthly Period			7.2731%
	iii.	Two Months Prior Monthly Period			6.8022%
	iv.	Three-Month Average			6.9210%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)				6.8873%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivable
	i.	Current			5.5861%
	ii.	Prior Monthly Period			6.0976%
	iii.	Two Months Prior Monthly Period			5.7434%
	iv.	Three-Month Average			5.8090%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)				5.7858%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)				17.6946%

h.	Default Amount for Defaulted Accounts				100,335,869.01
i.	Recovery Amount				16,046,812.08
j.	Collections
	i.	Total Trust Finance Charge Collections			387,552,765.40
	ii.	Total Trust Principal Collections			2,173,865,303.36
	iii.	Total Trust Collections			2,561,418,068.76

k.	Delinquency Data			Percentage	Total Receivables
	i.	1-29 Days Delinquent		3.0255%	543,375,109.56
	ii.	30-59 Days Delinquent		1.0499%	188,563,236.12
	iii.	60-89 Days Delinquent		0.8131%	146,042,336.27
	iv.	90-119 Days Delinquent		0.6768%	121,557,150.88
	v.	120-149 Days Delinquent		0.6336%	113,792,013.61
	vi.	150-179 Days Delinquent		0.5771%	103,640,203.97
	vii.	180 or Greater Days Delinquent		0.0000%	1,600.99

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current			21.0038%
	ii.	Prior Monthly Period			22.0475%
	iii.	Two Months Prior Monthly Period			20.3727%
	iv.	Three-Month Average			21.1414%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current			3.3699%
	ii.	Prior Monthly Period			3.3699%
	iii.	Two Months Prior Monthly Period			3.3699%
	iv.	Three-Month Average			3.3699%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current			17.6340%
	ii.	Prior Monthly Period			18.6777%
	iii.	Two Months Prior Monthly Period			17.0029%
	iv.	Quarterly Excess Spread Percentage			17.7715%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.				1.125000

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.				1.125000

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.				0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.				1.408333

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.				1.408333

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.				0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.				1.616667

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.				1.616667

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.				0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance				800,000,000.00
b.	Class B Note Initial Principal Balance				100,946,372.00
c.	Class C Note Initial Principal Balance				68,138,802.00
d.	Initial Excess Collateral Amount				40,378,549.00
e.	Initial Collateral Amount				1,009,463,723.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period			800,000,000.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			800,000,000.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period			100,946,372.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			100,946,372.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period			68,138,802.00
	ii.	Principal Payment			0.00
	iii.	As of Payment Date			68,138,802.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period			40,378,549.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Reduction in Excess Collateral Amount			0.00
	iv.	As of Payment Date			40,378,549.00

j.	Collateral Amount
	i.	Beginning of Interest Period			1,009,463,723.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture			0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs			0.00
	iv.	Increase/Decrease in Reallocated Principal Collections			0.00
	v.	Reduction in Excess Collateral Amount			0.00
	vi.	Principal Accumulation Account Deposit			0.00
	vii.	As of Payment Date			1,009,463,723.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance			5.9168%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount			N/A

k.	Required Excess Collateral Amount				40,378,549.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs				0.00
b.	Current Unreimbursed Investor Defaults				0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount				0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)				0.00
e.	Ending Unreimbursed Investor Charge-Offs				0.00
f.	Beginning Unreimbursed Reallocated Principal Collections				0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7				0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)				0.00
i.	Ending Unreimbursed Reallocated Principal Collections				0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts				1,009,463,723.00

b.	Allocation Percentage Numerator - for Principal Collections				1,009,463,723.00

c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period			17,481,965,374.54
	ii.	Number of Days at Balance			11
	iii.	Aggregate Principal Receivables Balance on Reset Date 1			17,225,429,224.46
	iv.	Number of Days at Balance			17
	v.	Average Principal Balance			17,326,211,283.42

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts				14,278,054,824.82

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections				14,278,054,824.82

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)				5.8262%
g.	Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)				5.8262%
h.	Series Allocation Percentage				7.0709%

IX. Collections and Allocations				Trust	Series

a.	Finance Charge Collections			387,552,765.40	22,579,688.72
b.	Recoveries			16,046,812.08	934,923.07
c.	Principal Collections			2,173,865,303.36	126,654,242.32
d.	Default Amount			100,335,869.01	5,845,791.57
e.	Dilution			106,974,547.36	6,232,575.78
f.	Investor Uncovered Dilution Amount			0.00	0.00

g.	Dilution including Fraud Amount			109,883,526.41

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections			22,579,688.72
	ii.	Excess Finance Charge Collections allocable to Series 2013-1			0.00
	iii.	Principal Accumulation Account Investment Proceeds			0.00
	iv.	Investment earnings in the Reserve Account			0.00
	v.	Reserve Account Draw Amount			0.00
	vi.	Net Swap Receipts			N/A
	vii.	Recoveries			934,923.07
i.	Available Finance Charge Collections (Sum of h.i through h.vii)				23,514,611.79
j.	Total Collections (c.Series + i.)				150,168,854.11
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)				1,152,348.62

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections				23,514,611.79

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000			0.00
	b.	Payment to the Trustee, to a maximum of $25,000			0.00
	c.	Payment to the Administrator, to a maximum of $25,000			24.75

ii.	To the Servicer:
	a.	Noteholder Servicing Fee			1,682,439.54
	b.	Noteholder Servicing Fee previously due but not paid			0.00
	c.	Total Noteholder Servicing Fee			1,682,439.54

iii.	On a pari passu basis:
	a.	Class A Monthly Interest			900,000.00
	b.	Class A Deficiency Amount			0.00
	c.	Class A Additional Interest			0.00
	d.	Class A Additional Interest not paid on prior Payment Date			0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest			142,166.14
	b.	Class B Deficiency Amount			0.00
	c.	Class B Additional Interest			0.00
	d.	Class B Additional Interest not paid on prior Payment Date			0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest			110,157.73
	b.	Class C Deficiency Amount			0.00
	c.	Class C Additional Interest			0.00
	d.	Class C Additional Interest not paid on prior Payment Date			0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount			5,845,791.57
	b.	Aggregate Investor Uncovered Dilution Amount			0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs			0.00
	b.	Reallocated Principal Collections			0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount				0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account				0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall				0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty			N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty			N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty			N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above				0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:				14,834,032.06

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or			0.00

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2013_1 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.			0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One				209,765,956.76
b.	Finance Charge Shortfall for Series 2013-1				0.00
c.	Finance Charge Shortfall for all Series in Group One				0.00
d.	Excess Finance Charges Collections Allocated to Series 2013-1				0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections				126,654,242.32
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7				0.00
c.	Plus: Shared Principal Collections allocated to this Series				0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)				5,845,791.57
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)				0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)				0.00

g.	Available Principal Collections (Deposited to Principal Account)				132,500,033.89
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)			132,500,033.89
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)			0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)			0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)			132,500,033.89
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders		0.00
		b.	Principal paid to Class B Noteholders		0.00
		c.	Principal paid to Class C Noteholders		0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2013-1)			1,874,106,721.37
	vii.	Series Principal Shortfall			0.00
	viii.	Shared Principal Collections allocated to this Series from other Series			0.00

XIII. Series 2013-1 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)				3.00
b.	Controlled Accumulation Amount				0.00
c.	Controlled Deposit Amount				0.00
d.	Accumulation Shortfall				0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period			0.00
	ii.	Controlled Deposit Amount			0.00
	iii.	Withdrawal for Principal Payment			0.00
	iv.	As of Payment Date			0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)				10/16/2017
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)				0.00
c.	Beginning Available Reserve Account Amount				0.00
d.	Reserve Draw Amount				0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.				0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)				0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)				0.00
h.	Ending Available Reserve Account Amount				0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage				0.00%
b.	Required Spread Account Amount				0.00
c.	Beginning Available Spread Account Amount				0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall				0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date				0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event				0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default				0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency				0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount				0.00
j.	Ending Available Spread Account Amount				0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest				0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:				No
	i.	Free Equity Amount			2,781,876,933.19
	ii.	Minimum Free Equity Amount			938,356,735.02
	iii.	Excess Free Equity Amount			1,843,520,198.17

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:				No
	i.	Note Trust Principal Balance			17,061,031,545.87
	ii.	Required Principal Balance			14,279,154,612.68
	iii.	Excess Principal Balance			2,781,876,933.19

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:				No
	i.	Three month Average Portfolio Yield			21.1414%
	ii.	Three month Average Base Rate			3.3699%
	iii.	Three month Average Excess Spread			17.7715%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date				No
	i.	Expected Principal Payment Date			03/15/2018
	ii.	Current Payment Date			04/15/2014

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?				No
f.	Are there any material breaches or pool of assets representations and warranties or covenants?				No
g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?				No
h.	Has an early amortization event occurred?				No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of April 2014.

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Authorized Signatory